Shareholder Fees - NEW ALTERNATIVES FUND	Apr. 30, 2021
Class A Shares
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.50%
Maximum Deferred Sales Charge (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	none	[1]
Investor Shares
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[1]

[1]
A two percent (2.00%) redemption fee is charged on Investor Shares held less than sixty (60) days and is retained by the Fund. This redemption fee is meant to prevent short-term trading in the Investor Shares of the Fund and to offset any transaction and other costs associated with short-term trading.